Stockholder's Deficit - Additional Information (Detail) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Temporary equity, shares issued	17,250,000	17,250,000
Temporary equity shares outstanding	17,250,000	17,250,000
Common stock, shares issued		2,595,148
Common stock, shares outstanding		2,595,148
Common stock, threshold percentage on conversion of shares	20.00%	20.00%
Common stock shares outstanding subject to possible redemption		17,250,000
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	4,312,500	4,312,500
Common stock, shares outstanding	4,312,500	4,312,500